Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,392,110
Previously Paid Amount	0.00
Total Fee Amount	2,125.65
Total Offset Amount	0.00
Net Fee	2,125.65
Narrative - Max Aggregate Offering Price	$ 15,392,110
Final Prospectus	true